Loss and loss adjustment expense reserves - Schedule of loss and loss adjustment expense reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loss and Loss Adjustment Expense Reserves [Abstract]
Case loss and loss adjustment expense reserves	$ 265,619	$ 148,166
Incurred but not reported loss and loss adjustment expense reserves	1,043,458	963,359
Deferred gains on retroactive reinsurance contracts	991	167
Loss and loss adjustment expense reserves	$ 1,310,068	$ 1,111,692